Description of Business and Basis of Presentation (Tables)	12 Months Ended
Feb. 02, 2014
Accounting Policies [Abstract]
Estimated Useful Lives of Assets

Depreciation is charged to operations using the straight-line method over the assets’ estimated useful lives, which are as follows:

ESTIMATED DEPRECIABLE LIVES (IN YEARS)
Buildings	Shorter of 40 or expected ground lease term
Leasehold and building improvements	Shorter of 20 or expected lease term
Furniture, fixtures and equipment	3-10
Games	5-20

Deferred Financing Costs Relating to Other Assets

The following table details amounts relating to those assets:

	FISCAL YEAR ENDED FEBRUARY 2, 2014	FISCAL YEAR ENDED FEBRUARY 3, 2013	FISCAL YEAR ENDED JANUARY 29, 2012
Balance at beginning of period	$10,076	$12,735	$11,312
Additional deferred financing costs	726	—	4,088
Amortization during period	(2,848)	(2,659)	(2,665)

Balance at end of period	$7,954	$10,076	$12,735

Significant Assumptions Used in Determining Underlying Fair Value of Weighted-Average Options Granted

The significant assumptions used in determining the underlying fair value of the weighted-average options granted in fiscal 2013, 2012 and 2011 were as follows:

	FISCAL 2013		FISCAL 2012		FISCAL 2011
	SERVICE BASED	PERFORMANCE BASED	SERVICE BASED	PERFORMANCE BASED	SERVICE BASED	PERFORMANCE BASED
Volatility	48.2%	47.0%	44.7%	50.0%	55.0%	55.0%
Risk free interest rate	1.15%	1.06%	0.78%	0.33%	1.46%	1.47%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected term—in years	6.5	6.5	4.9	3.0	4.0	4.0%
Weighted average calculated value	$4.72	$4.16	$2.43	$2.25	$0.98	$0.52